Goodwill and Other Intangible Assets (Schedule of net other intangible assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 6,457	$ 2,196
Accumulated amortization	1,293	125
Other intangible assets, Net	5,164	2,071
Amortization expense	1,168	105	$ 20
Intellectual property [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	200	200
Accumulated amortization	154	87
Other intangible assets, Net	$ 46	113
Useful life	3 years
Current technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 3,833	1,456
Accumulated amortization	654	28
Other intangible assets, Net	$ 3,179	1,428
Useful life	3 years
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 1,937	540
Accumulated amortization	272	10
Other intangible assets, Net	$ 1,665	$ 530
Useful life	3 years
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 487
Accumulated amortization	213
Other intangible assets, Net	$ 274
Useful life	4 months 24 days
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years